Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Fixed Assets, Net
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel		Net Book
	Costs	Accumulated Depreciation	Value
As of January 1, 2016	$4,137,117	$(690,794)	$3,446,323
Additions	4,561	—	4,561
Impairment Loss	(586,995)	171,877	(415,118)
Depreciation	—	(129,045)	(129,045)
As of December 31, 2016	$3,554,683	$(647,962)	$2,906,721
Additions	4,478	—	4,478
Depreciation	—	(115,228)	(115,228)
As of December 31, 2017	$3,559,161	$(763,190)	$2,795,971
Additions	2,830	—	2,830
Impairment Loss	(337,738)	127,023	(210,715)
Depreciation	—	(107,757)	(107,757)
As of December 31, 2018	$3,224,253	$(743,924)	$2,480,329